Contingent liabilities and commitments - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contingent liabilities and commitments	€ 218,728	€ 209,828
Contingent liabilities	43,296	42,821
Financial assets pledged	105,944	106,052
Deposit Guarantee Scheme
Disclosure of contingent liabilities [line items]
Financial assets pledged		319
Voya Financial Inc
Disclosure of contingent liabilities [line items]
Contingent liabilities and commitments	219	205
Contingent liabilities in respect of guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities	26,908	27,894
Contingent liabilities in respect of guarantees | Voya Financial Inc
Disclosure of contingent liabilities [line items]
Debenture loans	0	0
Irrevocable payment commitments | Single Resolution Fund
Disclosure of contingent liabilities [line items]
Contingent liabilities	346	346
Additions to contingent liabilities	0	63
Called from contingent liabilities	0	0
Irrevocable payment commitments | Deposit Guarantee Scheme
Disclosure of contingent liabilities [line items]
Contingent liabilities	309	273
Additions to contingent liabilities	35	36
Called from contingent liabilities	0	€ 0
Financial assets pledged	€ 336